Schedule of Intangible Assets Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 36	$ 27	$ 21
Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	16	12	13
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	18	15	8
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 2	$ 0	$ 0